Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 13,836	$ 13,752	$ 5,564
Accumulated Depreciation	(3,668)	(3,151)	(2,213)
Property and Equipment, Net	10,168	10,601	3,351
Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	5,772	5,434	5,074
Building
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	5,906	5,906
Land
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	32	32
Construction In Progress
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	1,526	1,743	135
Auto
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		37	25
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	327	327	279
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 273	$ 273	$ 51